Repurchase Agreements - Non Trading (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Repurchase Agreements [Abstract]
Summary of Repurchase Agreements - Non Trading

		Group
	2021	2020
	£m	£m
Agreements with banks	4,145	6,358
Agreements with customers	7,573	9,490
	11,718	15,848